Mining interests - Impairment of Fekola Complex CGU - Narrative (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($) $ / Ounce
Fekola Complex CGU
Disclosure of detailed information about property, plant and equipment [line items]
Impairment loss	$ 206
Impairment loss, net of tax effect	192
Tax effect of impairment of cash-generating unit	$ 14
Long-term gold price | Fekola Complex CGU
Disclosure of detailed information about property, plant and equipment [line items]
Key assumptions used for impairment test | $ / Ounce	1,800
Long-term gold price | Commodity price risk | Fekola Complex CGU
Disclosure of detailed information about property, plant and equipment [line items]
Increase in the gold price | $ / Ounce	50
Reduction of recoverable amount due to gold price change	$ 174
Discount rate | Fekola Mine
Disclosure of detailed information about property, plant and equipment [line items]
Key assumptions used for impairment test	0.0625
Discount rate | Fekola Regional Properties
Disclosure of detailed information about property, plant and equipment [line items]
Key assumptions used for impairment test	0.07
Discount rate | Interest rate risk | Fekola Complex CGU
Disclosure of detailed information about property, plant and equipment [line items]
Reasonably possible change in risk variable, percent	0.25%
Increase in recoverable amount due to change of discount rate	$ 20